FAIR VALUE - Schedule of Quantitative Information About Nonrecurring Level 3 Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other real estate owned | Appraisal value of collateral | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	10.00%	10.00%
Other real estate owned | Appraisal value of collateral | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	20.00%	20.00%
Other real estate owned | Appraisal value of collateral | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	16.00%	16.00%
Assets at fair value on a nonrecurring basis: | Significant Other Unobservable Inputs (Level 3) | Impaired loans | Fair value of collateral- sales comparison approach
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 6,206	$ 6,065
Assets at fair value on a nonrecurring basis: | Significant Other Unobservable Inputs (Level 3) | Other real estate owned | Appraisal value of collateral
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 2,244	$ 1,692
Real Estate | Impaired loans | Fair value of collateral- sales comparison approach | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	10.00%	10.00%
Real Estate | Impaired loans | Fair value of collateral- sales comparison approach | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	20.00%	20.00%
Real Estate | Impaired loans | Fair value of collateral- sales comparison approach | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	16.00%	16.00%
Equipment | Impaired loans | Fair value of collateral- sales comparison approach | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	10.00%	40.00%
Equipment | Impaired loans | Fair value of collateral- sales comparison approach | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	20.00%	50.00%
Equipment | Impaired loans | Fair value of collateral- sales comparison approach | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	3.60%	42.00%